INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORY

Note 4. INVENTORY

The components of inventory at December 31, 2011 consisted of the following:

Raw Materials	$5,209,000
Work In Progress	12,094,000
Finished Goods	7,021,000
Inventory Reserve	(1,803,000)
Total Inventory	$22,521,000

Note 4. INVENTORY

The components of inventory at December 31, consisted of the following:

	December 31,	December 31,
	2011	2010

Raw Materials	$5,209,000	$5,523,000
Work In Progress	12,094,000	10,692,000
Finished Goods	7,021,000	7,299,000
Inventory Reserve	(1,803,000)	(2,071,000)
Total Inventory	$22,521,000	$21,443,000

The Company periodically evaluates inventory and establishes reserves for obsolescence, excess quantities, slow-moving goods, and for other impairment of value.  During the year ended December 31, 2010, the Company increased its reserve by approximately $1,157,000 for slow-moving inventory that the Company determined may no longer have any value.  The increase is specifically identified in Cost of Goods Sold.